Material Definitive Agreement as Amended and Reverse Acquisition (Details Narrative) - shares	Dec. 31, 2023	Nov. 02, 2023	Aug. 10, 2023
Number of shares issued vested	260,000
Next N R G Holding Corp [Member]
Closing agreement description		(i) that the Company take the actions necessary to amend its certificate of incorporation to increase the number of authorized shares of Common Stock from 50,000,000 shares of Common Stock to 500,000,000 shares of Common Stock, (ii) the receipt of the requisite stockholder approval, (iii) the receipt of the requisite third-party consents and (iv) compliance with the rules and regulations of The Nasdaq Stock Market
Michael Farkas [Member]
Ownership percentage		20.00%
Material Definitive Agreement [Member] | Common Stock [Member]
Shares, Issued			100,000,000
Number of shares issued vested		35,000,000
Material Definitive Agreement [Member] | Common Stock [Member] | Electric Vehicle And Battery [Member]
Number of shares issued vested		30,000,000
Next N R G Holding Corp [Member]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%